Commitments And Contingencies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commitments and Contingencies [Abstract]
Rent expenses	$ 8	$ 9	$ 10
Required efficiency spending amount	$ 61
Percentage of full time employees represented by labor union	19.00%
Expiration date of collective bargaining agreement	Oct. 25, 2017